Document and Entity Information	Aug. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Aug. 31, 2016
Document Effective Date	Aug. 31, 2016
Prospectus Date	Apr. 04, 2016
Chautauqua Global Growth Fund | Investor Class
Prospectus:
Trading Symbol	CCGSX
Chautauqua Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CCGIX
Chautauqua International Growth Fund | Investor Class
Prospectus:
Trading Symbol	CCWSX
Chautauqua International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CCWIX